Summary of Significant Accounting Policies - Schedule of Equity Measured at Fair Value on a Recurring Basis (Details) - Level 3 [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Equity Measured at Fair Value on a Recurring Basis [Line Items]
Total equity measrued by fair value	$ 1,032,018	$ 1,996,488
Contingent consideration - common stock [Member]
Schedule of Equity Measured at Fair Value on a Recurring Basis [Line Items]
Total equity measrued by fair value	1,023,400	1,943,100
Contingent consideration - warant [Member]
Schedule of Equity Measured at Fair Value on a Recurring Basis [Line Items]
Total equity measrued by fair value	$ 8,618	$ 53,388